Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Other Accumulated Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009		$ 166		$ 427,920	$ (12,872)	$ 2,125	$ (200,695)	$ 216,644
Balance, shares at Dec. 31, 2009	[1]	6,214,444
Exercise of employee stock options				114				114
Exercise of employee stock options, shares	[1]	11,630
Stock-based compensation expenses related to ASC 718				3,334				3,334
Other comprehensive income (loss)						474		474
Net loss							(98,479)	(98,479)
Total comprehensive loss								(98,005)
Balance at Dec. 31, 2010		166		431,368	(12,872)	2,599	(299,174)	122,087
Balance, shares at Dec. 31, 2010	[1]	6,226,074
Exercise of employee stock options				9				9
Exercise of employee stock options, shares	[1]	11,806
Stock-based compensation expenses related to ASC 718				3,153				3,153
Other comprehensive income (loss)						(5,273)		(5,273)
Net loss							(33,822)	(33,822)
Total comprehensive loss								(39,095)
Balance at Dec. 31, 2011		166		434,530	(12,872)	(2,674)	(332,996)	86,154
Balance, shares at Dec. 31, 2011	[1]	6,237,880
Exercise of employee stock options		2						2
Exercise of employee stock options, shares		79,002	[1]					79,002
Stock-based compensation expenses related to ASC 718				1,771				1,771
Other comprehensive income (loss)						3,513		3,513
Net loss							(55,909)	(55,909)
Total comprehensive loss								(52,396)
Balance at Dec. 31, 2012		$ 168		$ 436,301	$ (12,872)	$ 839	$ (388,905)	$ 35,531
Balance, shares at Dec. 31, 2012	[1]	6,316,882

[1]	Ordinary shares have been retroactively adjusted to reflect the reverse split. See also Note 1d.